SCHEDULE OF EXPECTED AMORTIZATION RELATED TO INTANGIBLE ASSETS (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Intangible Asset, Goodwill and Other [Abstract]
2026, excluding the six months ended June 30, 2026	$ 665
2027	1,330
2028	647
2029	550
2030 and thereafter	275
Total	$ 3,467